Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense and finance costs
Interest incurred – debt	$ 6,585,889	$ 10,780,248	$ 17,070,112
Interest incurred – finance leases	9,737,294	13,419,326	5,667,420
Amortization of deferred finance fees	1,765,271	2,023,279	2,400,621
Write-off of deferred finance fees in relation to refinancing		536,901	2,267,455
SWAP Interest	79,701
Interest expense and finance costs	$ 18,168,155	$ 26,759,754	$ 27,405,608